Other Charges - Components of Other Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Other Charges
Acquisition-related costs	$ 5,803	$ 3,697	$ 2,560
Contingent consideration accretion and adjustments	707	16,334	2,804
Restructuring plans	956	1,618	77
Other charges, total	$ 7,466	$ 21,649	$ 5,441